Pension and Other Postretirement Benefits, Pension amounts recognized in the consolidated balance sheets and in accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Amounts recognized in the consolidated balance sheets consist of: [Abstract]
Prepaid benefit cost, long-term	$ 62	$ 67
Pension Plan [Member] | U.S. [Member]
Amounts recognized in the consolidated balance sheets consist of: [Abstract]
Prepaid benefit cost, long-term	12	7
Accrued benefit liability, current	0	0
Accrued benefit liability, long-term	(131)	(180)
Funded status of continuing operations, end of period	(119)	(173)
Amounts recognized in accumulated other comprehensive income (loss): [Abstract]
Actuarial and investment (income) loss	274	450
Prior service cost (credit)	0	0
Balance, end of period	274	450
Pension Plan [Member] | Non-U.S. [Member]
Amounts recognized in the consolidated balance sheets consist of: [Abstract]
Prepaid benefit cost, long-term	50	60
Accrued benefit liability, current	(26)	(31)
Accrued benefit liability, long-term	(567)	(871)
Funded status of continuing operations, end of period	(543)	(842)
Amounts recognized in accumulated other comprehensive income (loss): [Abstract]
Actuarial and investment (income) loss	39	273
Prior service cost (credit)	29	29
Balance, end of period	$ 68	$ 302